Shareholder Report, Line Graph (Details) 215300_Motley Fool Value Factor ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2026	Dec. 08, 2025	Aug. 31, 2026
Motley Fool Value Factor ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Motley Fool Value Factor ETF (at NAV)
Accumulated Value	$ 11,436	$ 10,000
Russell 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Total Return Index
Accumulated Value	11,302	10,000
Motley Fool Value Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Motley Fool Value Total Return Index (USD)
Accumulated Value	11,525	10,000
Russell 1000 Value Benchmark Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Benchmark Total Return Index
Accumulated Value	$ 12,443	$ 10,000